Note 4 - Property and Equipment: Property and Equipment Consist of The Following As of July 31, 2016 and 2015 (Tables)	12 Months Ended
Jul. 31, 2016
Tables/Schedules
Property and Equipment Consist of The Following As of July 31, 2016 and 2015:

Property and equipment consist of the following as of July 31, 2016 and 2015:

	July 31, 2016	July 31, 2015
Office equipment	$ 3,663	$ 1,597
Less: accumulated depreciation	(1,418)	(996)
PropertyPlantAndEquipmentNet|Label=*»Property and equipment, net	$ 2,245	$ 601